Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant investments in associates and joint ventures [line items]
Summary of amounts recognized in balance sheet

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Associates
– Share of net assets	5,146,160	3,812,845

Joint ventures
– Share of net assets	241,674	276,043

As at 31 December	5,387,834	4,088,888

Summary of amounts recognized in share of profit of investments accounted for using the equity method
The amounts recognized in the share of net profits of associates and joint ventures accounted for using the equity method are as follows:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Associates	927,814	678,077	825,132
Joint ventures	44,779	46,663	49,153

	972,593	724,740	874,285

Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2020	2021
	RMB’000	RMB’000
As at 1 January	235,294	241,674
Addition (note i)	—	50,000
Share of profit	46,663	49,153
Cash dividends distribution	(40,283)	(64,784)

As at 31 December	241,674	276,043

Summary of principal activities of material associates/joint ventures

Name of joint venture	Form of business structure	Place of incorporation and business	Particulars of paid-up capital ’000	Proportion of ownership interest			Principal activity
				Group’s effective interest	Held by the Company	Held by a subsidiary
Linde-SPC Gases Company Limited (“Linde”), formerly known as “BOC-SPC Gases Company Limited”)	Incorporated	Mainland China	USD 32,000	50.00%	—	50.00%	Production and sales of industrial gases
Shanghai Petrochemical Pressure Vessel Testing Center (“JYJC”)	Incorporated	Mainland China	RMB 10,000	50.00%	—	50.00%	Providing inspection and testing service
Shanghai Petrochemical Yangu Gas Development Company Limited (“Yangu Gas”)	Incorporated	Mainland China	USD 10,560	50.00%	—	50.00%	Production and sales of industrial gases
Shanghai Jinshan Baling New Materials Co., Ltd. (“Baling Materials”) (Note i)	Incorporated	Mainland China	RMB 100,000	50.00%	—	50.00%	Production and sales of new styrene thermoplastic elastomer materials

Summarized statement of financial position
As at 31 December 2020

	Linde	JYJC	Yangu Gas
	RMB’000	RMB’000	RMB’000
Current
Cash and cash equivalents	233,898	13,281	62,878
Other current assets (excluding cash)	67,809	6,077	11,812

Total current assets	301,707	19,358	74,690
Total current liabilities	(57,153)	(2,453)	(3,463)

Non-current
Total non-current assets	147,717	1,800	26,066
Total non-current liabilities	(21,417)	—	—

Net assets	370,854	18,705	97,293

Group’s effective interest	50.00%	50.00%	50.00%
Interest in joint ventures	185,427	9,352	48,648
Unrealized downstream transactions	(1,753)	—	—

Carrying value	183,674	9,352	48,648

As at 31 December 2021

	Linde	JYJC	Yangu Gas	Baling Materials
	RMB’000	RMB’000	RMB’000	RMB’000
Current
Cash and cash equivalents	226,860	16,914	72,916	6,062
Other current assets (excluding cash)	74,652	5,065	11,149	28,418

Total current assets	301,512	21,979	84,065	34,480

Total current liabilities	(62,356)	(3,356)	(3,262)	—

Non-current
Total non-current assets	109,366	1,577	19,034	65,520
Total non-current liabilities	(16,303)	—	—	—

Net assets	332,219	20,200	99,837	100,000

Group’s effective interest	50%	50%	50%	50%
Interest in joint ventures	166,110	10,100	49,919	50,000
Unrealized downstream transactions	(86)	—	—	—

Carrying value	166,024	10,100	49,919	50,000

Summarized statement of comprehensive income
Summarized statement of comprehensive income for joint ventures
The information above reflects the amounts presented in the financial statements of the joint ventures (and not the Group’s share of those amounts) adjusted for differences in accounting policies between the Group and the joint ventures.
2019

	Linde	JYJC	Yangu Gas
	RMB’000	RMB’000	RMB’000
Revenue	414,374	29,290	55,302
Depreciation and amortization	(50,199)	—	(11,272)
Interest income	636	308	1,119
Interest expense	—	—	—
Profit from continuing operations	108,565	3,107	40
Income tax expenses	(28,382)	(777)	—
Post-tax profit from continuing operations	80,183	2,330	40
Other comprehensive income	—	—	—

Total comprehensive income	80,183	2,330	40

Dividend received from joint venture	38,900	453	—

Summarized statement of comprehensive income for joint ventures
(continued)

2020

	Linde	JYJC	Yangu Gas
	RMB’000	RMB’000	RMB’000
Revenue	420,160	21,674	58,463
Depreciation and amortization	(45,756)	(350)	(8,313)
Interest income	2,246	304	1,483
Interest expense	—	—	—
Profit from continuing operations	108,677	2,279	1,830
Income tax expenses	(26,290)	(177)	—
Post-tax profit from continuing operations	82,387	2,102	1,830
Other comprehensive income	—	—	—

Total comprehensive income	82,387	2,102	1,830

Dividend received from joint venture	38,234	1,049	1,000

2021

	Linde	JYJC	Yangu Gas	Baling Materials
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	428,971	27,190	60,222	—
Depreciation and amortization	(44,307)	(386)	(5,162)	—
Interest income	3,489	304	1,516	—
Profit from continuing operations	116,768	2,250	4,144	—
Income tax benefits/ (expenses)	29,316	(1,125)	—	—
Post-tax profit from continuing operations	87,452	3,375	4,144	—
Other comprehensive income	—	—	—	—

Total comprehensive income	87,452	3,375	4,144	—

Dividend received from joint venture	63,044	940	800	—

Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2020	2021
	RMB’000	RMB’000
As at 1 January	4,973,464	5,146,160

Additions (note i)	27,603	26,000
Decrease caused by associate’s capital reduction (note ii)	—	(1,460,258)
Share of profit	678,077	825,132
Other comprehensive income	(11,512)	16,639
Cash dividends distribution	(521,472)	(712,436)
Impairment (note iii)	—	(28,392)

As at 31 December	5,146,160	3,812,845

Summarized financial information for associates/joint ventures
Aggregate information of associates that are not individually material:

	2020	2021
	RMB’000	RMB’000
Aggregate carrying value of investments at 31 December	75,094	100,079

Aggregate amounts of the Group’s share of those associates:
Profit for the year	8,619	5,655

Total comprehensive income	8,619	5,655

Dividend received from the associate	—	6,670

Material associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of principal activities of material associates/joint ventures

					Proportion of ownership interest
Name of company	Form of business structure	Place of incorporation and business	Particulars of paid- up capital ‘000		Group’s effective interest	Held by the Company	Held by a subsidiary	Principal activity
Shanghai Secco Petrochemical Company Limited (“Shanghai Secco”) (note ii)	Incorporated	Mainland China		RMB 500,000	20.00%	20.00%	—	Manufacturing and distribution of chemical products
Shanghai Chemical Industry Park Development Company Limited (“Chemical Industry”)	Incorporated	Mainland China	RMB	2,372,439	38.26%	38.26%	—	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC
Shanghai Jinsen Hydrocarbon Resins Company Limited (“Jinsen”)	Incorporated	Mainland China	RMB	193,695	40.00%	—	40.00%	Production of resins products
Shanghai Azbil Automation Company Limited (“Azbil”)	Incorporated	Mainland China	RMB	24,440	40.00%	—	40.00%	Service and maintenance of building automation systems and products
Shanghai Shidian Energy Company Limited (“Shidian Energy”)	Incorporated	Mainland China	RMB	800,000	40.00%	—	40.00%	Electric power supply

Summarized statement of financial position
Summarized statement of financial position for material associates

As at 31 December 2020	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Current
– Current assets	10,430,726	4,618,722	74,170	227,172	790,069
– Current liabilities	(2,783,216)	(1,761,431)	(10,481)	(73,450)	(20,650)

Non-current
– Non-current assets	6,099,126	3,523,528	64,421	3,984	72,441
– Non-current liabilities	(32,482)	(528,237)	—	—	—

Net assets	13,714,154	5,852,582	128,110	157,706	841,860

Group’s effective interest	20.00%	38.26%	40.00%	40.00%	40.00%
Group’s share of net assets	2,742,832	2,239,198	51,244	63,083	336,744
Unrealized upstream and downstream transaction	(11,285)	—	—	—	(19,343)
Unentitled portion (note i)	—	(331,407)	—	—	—

Carrying value	2,731,547	1,907,791	51,244	63,083	317,401

As at 31 December 2021	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Current
– Current assets	6,066,119	4,133,397	63,192	274,697	804,470
– Current liabilities	(5,433,872)	(1,789,223)	(10,476)	(111,472)	(34,565)

Non-current
– Non-current assets	5,735,360	4,431,463	58,737	15,698	121,051
– Non-current liabilities	(66)	(619,306)	—	(7,506)	(15,827)

Net assets	6,367,541	6,156,331	111,453	171,417	875,129

Group’s effective interest	20.00%	38.26%	40.00%	40.00%	40.00%
Group’s share of net assets	1,273,508	2,355,412	44,581	68,567	350,052
Unrealized upstream and downstream transaction	(3,157)	—	—	—	(15,979)
Unentitled portion (note i)	—	(331,826)	—	—	—
Impairment loss	—	—	(28,392)	—	—

Carrying value	1,270,351	2,023,586	16,189	68,567	334,073

Summarized statement of comprehensive income
Summarized statement of comprehensive income for material associates

	Shanghai Secco	Chemical Industry	Jinsen	Azbil	Shidian Energy
2019	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	28,341,032	1,936,537	197,199	297,694	112,143
Post-tax profit/(loss) from continuing operations	3,383,582	609,540	(16,996)	38,448	5,166
Other comprehensive income	—	19,470	—	—	—

Total comprehensive income	3,383,582	629,010	(16,996)	38,448	5,166

Dividend received from the associate	507,400	30,225	—	12,000	—

	Shanghai Secco	Chemical Industry	Jinsen	Azbil	Shidian Energy
2020	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	21,626,059	1,683,096	187,580	340,905	472,640
Post-tax profit/(loss) from continuing operations	2,412,802	404,117	(8,232)	48,264	36,696
Other comprehensive income	—	(30,089)	—	—	—

Total comprehensive income	2,412,802	374,028	(8,232)	48,264	36,696

Dividend received from the associate	473,600	32,522	—	9,200	—

	Shanghai Secco	Chemical Industry	Jinsen	Azbil	Shidian Energy
2021	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	29,723,223	1,709,110	165,499	427,378	489,490
Post-tax profit/(loss) from continuing operations	3,125,904	396,761	(16,657)	61,711	33,269
Other comprehensive income	—	43,488	—	—	—

Total comprehensive income	3,125,904	440,249	(16,657)	61,711	33,269

Dividend received from the associate	634,341	52,225	—	19,200	—